Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	€ 980	€ 676	€ (199)
Other comprehensive income	412	573	421
Total comprehensive income	1,392	1,248	€ 222
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	76	74
Other comprehensive income	3	4
Total comprehensive income	79	78
Santander Spain Life [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	39	38
Other comprehensive income	2	2
Total comprehensive income	40	40
AIFMC [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	186	202
Other comprehensive income	0	0
Total comprehensive income	186	202
AIFMC [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	91	99
Other comprehensive income	0	0
Total comprehensive income	91	99
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	335	192
Other comprehensive income	5	(134)
Total comprehensive income	340	58
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	174	101
Other comprehensive income	3	(67)
Total comprehensive income	€ 176	€ 35